Deferred tax (Tables)	6 Months Ended
Dec. 31, 2025
Deferred tax
Schedule of deferred taxes

	31 December	30 June	31 December
	2025	2025	2024
	£’000	£’000	£’000
Deferred tax asset	26,046	24,927	25,779

Schedule of movements in net deferred tax asset/(liability)

	31 December	30 June	31 December
	2025	2025	2024
	£’000	£’000	£’000
At the beginning of the period	24,927	17,607	17,607
Credited to the statement of profit or loss (Note 11)	781	7,728	7,311
Credited to other comprehensive income (Note 11)	338	(408)	861
At the end of the period	26,046	24,927	25,779